Eaton Vance Management Two International Place Boston, MA 02110 (617)482-8260 www.eatonvance.com

March 1, 2010

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 Attention: Office of Filings, Information & Consumer Services

Re:	Eaton Vance Variable Trust (the “Registrant”) on behalf of
Eaton Vance VT Floating Rate Income Fund
Eaton Vance VT Large-Cap Value Fund
Eaton Vance VT Worldwide Health Sciences Fund
(the “Funds”)
Post-Effective Amendment No. 15 (1933 Act File No. 333-44010)
Amendment No. 18 (1940 Act File No. 811-10067) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Funds, as well as exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

     The Amendment is being filed to reflect the use of the “Summary Prospectus” format and other non-material changes. The Amendment has been marked to show changes from the Funds’ prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 14 filed with the Securities Exchange Commission (the “Commission”) on April 29, 2009 (Accession No. 0000940394-09-000327).

     Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, add updated financial and performance information (including updating the expense information contained in each Fund’s summary prospectus) and make any other necessary nonmaterial changes.

Securities and Exchange Commission March 1, 2010 Page 2

     If you have any questions about this filing, please contact the undersigned at (617) 672-8570 or fax (617) 672-1570.

Very truly yours, /s/ Kathryn A. McElroy Kathryn A. McElroy, Esq. Vice President